Long-term Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended							0 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended				1 Months Ended				1 Months Ended				12 Months Ended									1 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Letter of Credit [Member]	Feb. 03, 2014 Letter of Credit [Member]	Dec. 31, 2013 Letter of Credit [Member]	Feb. 09, 2012 Letter of Credit [Member]	Dec. 04, 2013 9 3/4% Senior Notes [Member]	Mar. 31, 2009 9 3/4% Senior Notes [Member]	Dec. 31, 2013 9 3/4% Senior Notes [Member]	Dec. 31, 2012 9 3/4% Senior Notes [Member]	Mar. 27, 2009 9 3/4% Senior Notes [Member]	Apr. 30, 2010 7 7/8% Senior Subordinated Notes [Member]	Mar. 31, 2014 7 7/8% Senior Subordinated Notes [Member]	Dec. 31, 2013 7 7/8% Senior Subordinated Notes [Member]	Apr. 22, 2010 7 7/8% Senior Subordinated Notes [Member]	Feb. 29, 2012 5 7/8% Senior Subordinated Notes [Member]	Mar. 31, 2014 5 7/8% Senior Subordinated Notes [Member]	Dec. 31, 2013 5 7/8% Senior Subordinated Notes [Member]	Feb. 09, 2012 5 7/8% Senior Subordinated Notes [Member]	Oct. 31, 2012 5% Senior Subordinated Notes [Member]	Mar. 31, 2014 5% Senior Subordinated Notes [Member]	Dec. 31, 2013 5% Senior Subordinated Notes [Member]	Oct. 30, 2012 5% Senior Subordinated Notes [Member]	Dec. 31, 2013 Senior Credit Facility [Member]	Mar. 31, 2014 Senior Credit Facility [Member]	Feb. 09, 2012 Senior Credit Facility [Member]	Feb. 09, 2012 Term Loan A-1 Facility [Member]	Feb. 09, 2012 Term Loan A-2 Facility [Member]	Feb. 09, 2012 Term Loan A-3 Facility [Member]	Feb. 09, 2012 Term Loan B Facility [Member]	Feb. 03, 2014 Incremental Facility [Member]	Feb. 09, 2012 Incremental Facility [Member]	Jan. 31, 2014 5 3/8% Senior Notes [Member]	Mar. 31, 2014 5 3/8% Senior Notes [Member]	Jan. 10, 2014 5 3/8% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on convertible notes												9.75%	9.75%		7.875%	7.875%	7.875%		5.875%	5.875%	5.875%		5.00%	5.00%	5.00%											5.375%	5.375%
Aggregate principal amount of debt issued		$ 1,938,802											$ 350,000				$ 400,000				$ 500,000	$ 535,000															$ 510,000
Gross proceeds from the issuance of debt	510,000		1,035,000							314,927
Net proceeds from the issuance of debt										307,489				392,000				489,000				527,100													502,300
Description of Interest computation		360-day year comprised of twelve 30-day months
Redemption percentage of aggregate principal amount of senior notes										35.00%				35.00%				35.00%				35.00%													35.00%
Additional redeemed percentage of aggregate principal amount										109.75%				107.875%				105.875%				105.00%													105.375%
Redemption percentage equal to principal amount include aggregate premium											100.00%			100.00%				100.00%				100.00%													100.00%
Redemption price percentage of the principal amount to be purchased											101.00%			101.00%				101.00%				101.00%													101.00%
Principal amount of debt extinguished									350,000
Loss (gain) on extinguishment of debt	5,176	14,345	41,632	677					14,345
Non-cash loss on debt extinguishment									3,962
Outstanding revolving credit facility					0		150,000				0
Redemption percentage of issued notes which remain outstanding														65.00%				65.00%				65.00%													65.00%
Maximum borrowing limit of incremental loan facility		250,000				400,000		250,000																				100,000	270,000	30,000	100,000	575,000	500,000	300,000
Additional Senior credit facility		200,000
Senior debt ratio		3.25																								3.25	3.25
Line of credit facility maximum borrowing capacity available to subsidiaries																																		110,000
Reduced percentage of consolidated excess cash flow to repay outstanding loan two		0.00%
Ratio of indebtedness to net capital minimum																										1.00
Ratio of indebtedness to net capital one																										5.00
Letter of credit outstanding					6,973		6,973
Remaining borrowing capacity under revolving credit facility	$ 393,027	$ 93,027
Redemption period																																			120 days
Revolving credit facility maturity date	Feb. 02, 2019